Other Operating Income	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Other Operating Income

NOTE 35. OTHER OPERATING INCOME

The account breaks down as follows as of the indicated dates:

	12.31.18	12.31.17
Commission on Product Package	2,730,875	2,803,596
Other Adjustments and Interest from Miscellaneous Receivables	1,599,459	456,234
Rental of Safe Deposit Boxes	516,123	512,318
Other Financial Income	168,571	58,113
Other Income from Services	4,081,817	3,176,518
Others	2,475,068	1,989,853

Total	11,571,913	8,996,632